Consolidating financial information - Cash flow statement (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidating financial information
Net cash flows from operating activities	[1]	£ (228)	£ 38,741	£ (3,650)
Net cash flows from investing activities		(7,955)	(6,482)	(4,359)
Net cash flows from financing activities		(6,287)	(8,208)	(5,107)
Effects of exchange rate changes on cash and cash equivalents		676	(16)	8,094
Net increase/(decrease) in cash and cash equivalents		(13,794)	24,035	(5,022)
Cash and cash equivalents at beginning of year		122,605	98,570	103,592
Cash and cash equivalents at end of year		108,811	122,605	98,570
Inter segment/consolidation adjustments
Consolidating financial information
Net cash flows from operating activities		68,478	2,724	3,101
Net cash flows from investing activities		15,684	(4,238)	(483)
Net cash flows from financing activities		(4,311)	4,718	11,287
Effects of exchange rate changes on cash and cash equivalents		(222)	1,013	(3,604)
Net increase/(decrease) in cash and cash equivalents		79,629	4,217	10,301
Cash and cash equivalents at beginning of year		(86,912)	(91,129)	(101,430)
Cash and cash equivalents at end of year		(7,283)	(86,912)	(91,129)
RBSG plc
Consolidating financial information
Net cash flows from operating activities		13,711	4,973	(3,026)
Net cash flows from investing activities		(9,481)	(2,078)	2,538
Net cash flows from financing activities		(4,169)	(3,831)	(1,445)
Effects of exchange rate changes on cash and cash equivalents		1	(14)	122
Net increase/(decrease) in cash and cash equivalents		62	(950)	(1,811)
Cash and cash equivalents at beginning of year		245	1,195	3,006
Cash and cash equivalents at end of year		307	245	1,195
NWM Plc
Consolidating financial information
Net cash flows from operating activities		(1,308)	(74,357)	3,098
Net cash flows from investing activities		18,288	(2,077)	(4,495)
Net cash flows from financing activities		(5,795)	(9,668)	(13,459)
Effects of exchange rate changes on cash and cash equivalents		332	87	7,316
Net increase/(decrease) in cash and cash equivalents		11,517	(86,015)	(7,540)
Cash and cash equivalents at beginning of year		13,058	99,073	106,613
Cash and cash equivalents at end of year		24,575	13,058	99,073
Subsidiaries
Consolidating financial information
Net cash flows from operating activities		(81,109)	105,401	(6,823)
Net cash flows from investing activities		(32,446)	1,911	(1,919)
Net cash flows from financing activities		7,988	573	(1,490)
Effects of exchange rate changes on cash and cash equivalents		565	(1,102)	4,260
Net increase/(decrease) in cash and cash equivalents		(105,002)	106,783	(5,972)
Cash and cash equivalents at beginning of year		196,214	89,431	95,403
Cash and cash equivalents at end of year		£ 91,212	£ 196,214	£ 89,431

[1]	Includes interest received of £10,927 million (2017 - £10,946 million, 2016 - £11,321 million) and interest paid of £2,511 million (2017 - £2,300 million, 2016 - £2,638 million).